Commitments and Contingencies (Legal Proceedings) (Narrative) (Details) - Dec. 31, 2025 $ in Millions, $ in Millions	CAD ($)	USD ($)
Tampa Electric
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 15	$ 11